Related Party Balances and Transactions	6 Months Ended
Jun. 30, 2025
Related Party Balances and Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

11. Related party balances and transactions

Nature of relationships with related parties

Name	Relationship
Starlux Limited	A company under the control by Mr. Jordan Lee
LingXpert Language Services Limited (“Lingxpert”)	A wholly owned subsidiary of Starlux Limited
GreenIPO Limited	A wholly owned subsidiary of Lingxpert
Griffin Group Limited	A company under the control of Mr. Jordan Lee
YHY Holdings Limited	A company under the control of Mr. Jordan Lee
Ren Restaurants Limited	A company under the control of Mr. Jordan Lee

Amount due to related parties consist of the following:

	As of December 31,	As of June 30,
	2024	2025	2025
	HK$	HK$	US$
Due to ultimate controlling shareholders	11,558,995	9,545,479	1,216,000
Total	11,558,995	9,545,479	1,216,000

The amounts due to the related parties are unsecured, interest free with no specific repayment terms. The amount is of non-trade nature.

The related party balances included in accounts payable:

	As of December 31,	As of June 30,
	2024	2025	2025
	HK$	HK$	US$
Lingxpert	16,568	—	—
Total	16,568	—	—

The Company have the following significant related party transactions as follows:

	For the six-month periods ended June 30,
	2024	2025	2025
	HK$	HK$	US$
Other income – administrative service fee from:
Lingxpert	42,000	42,000	5,350
Green IPO Ltd	36,000	—	—
Ren Restaurants Limited	120,000	100,000	12,739
Total administrative service fee from related parties	198,000	142,000	18,089

Translation cost to Lingxpert	1,800,794	1,973,000	251,341

Remuneration to senior management, included in selling and marketing, and general administrative expenses, for the six-month periods ended June 30, 2024 and 2025 were:

	For the six-month periods ended June 30,
	2024	2025	2025
	HK$	HK$	US$
Salaries and other short term employee benefits	5,255,916	2,896,850	369,031
Payments to defined contribution pension schemes	36,000	36,000	4,588
Total	5,291,916	2,932,850	373,619